Financial Instruments	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Financial Instruments

Note 20. Financial Instruments

Fair Value of Financial Instruments

The Company’s financial assets and liabilities that are measured at fair value are based on level 2 applying the income approach method, which estimates the fair value based on expected cash flows discounted to net present value. The following table summarizes the Company’s financial assets and liabilities measured at fair value, as of December 31, 2018 and 2017:

	December 31, 2018		December 31, 2017
	Level 1	Level 2	Level 1	Level 2
Derivative financial instrument (current asset)	—	735	22	211
Derivative financial instrument (non-current asset)	—	10,752	—	10,137
Derivative financial instrument (current liability)	236	147	26	3,921
Derivative financial instrument (non-current liability)	—	1,262	—	1,769

20.1 Total debt

The fair value of bank loans is calculated based on the discounted value of contractual cash flows whereby the discount rate is estimated using rates currently offered for debt of similar amounts and maturities, which is considered to be level 2 in the fair value hierarchy. The fair value of the Company’s publicly traded debt is based on quoted market prices as of December 31, 2018 and 2017, which is considered to be level 1 in the fair value hierarchy.

	2018		2017
Carrying value	Ps.	128,664	Ps.	131,348
Fair value		128,741		136,147

20.2 Interest rate swaps

The Company uses interest rate swaps to offset the interest rate risk associated with its borrowings, pursuant to which it pays amounts based on a fixed rate and receives amounts based on a floating rate. These instruments have been designated as cash flow hedges and are recognized in the consolidated statement of financial position at their estimated fair value. The fair value is estimated using formal technical models. The valuation method involves discounting to present value the expected cash flows of interest, calculated from the rate curve of the cash flow currency, and expresses the net result in the reporting currency. Changes in fair value are recorded in cumulative other comprehensive income, net of taxes until such time as the hedged amount is recorded in the consolidated income statements.

At December 31, 2018, the Company has the following outstanding interest rate swap agreements:

Maturity Date	Notional Amount		Fair Value Liability December 31, 2018		Fair Value Asset December 31, 2018
2019	Ps.	4,032	Ps.	(49)	Ps.	—
2020		4,559		(112)		—
2021		4,548		(151)		—
2022		617		(18)		—
2023		13,101		(49)		1,143

At December 31, 2017, the Company has the following outstanding interest rate swap agreements:

Maturity Date	Notional Amount		Fair Value Liability December 31, 2017		Fair Value Asset December 31, 2017
2019	Ps.	4,089	Ps.	(35)	Ps.	—
2020		3,669		(17)		—
2021		3,709		(103)		—
2022		875		(34)		—
2023		13,328		(77)		984

The net effect of expired contracts treated as hedges are recognized as interest expense within the consolidated income statements.

20.3 Forward agreements to purchase foreign currency

The Company has entered into forward agreements to reduce its exposure to the risk of exchange rate fluctuations between the Mexican peso and other currencies. Foreign exchange forward contracts measured at fair value are designated hedging instruments in cash flow hedges of forecast inflows in Euros and forecast purchases of raw materials in U.S. dollars. These forecast transactions are highly probable.

These instruments have been designated as cash flow hedges and are recognized in the consolidated statement of financial position at their estimated fair value which is determined based on prevailing market exchange rates to terminate the contracts at the end of the period. The price agreed in the instrument is compared to the current price of the market forward currency and is discounted to present value of the rate curve of the relevant currency. Changes in the fair value of these forwards are recorded as part of cumulative other comprehensive income, net of taxes. Net gain/loss on expired contracts is recognized as part of cost of goods sold when the raw material is included in sale transaction, and as a part of foreign exchange when the inflow in Euros are received.

At December 31, 2018, the Company had the following outstanding forward agreements to purchase foreign currency:

Maturity Date	Notional Amount		Fair Value Liability December 31, 2018		Fair Value Asset December 31, 2018
2019	Ps.	5,808	Ps.	(65)	Ps.	133

At December 31, 2017, the Company had the following outstanding forward agreements to purchase foreign currency:

Maturity Date	Notional Amount		Fair Value Liability December 31, 2017		Fair Value Asset December 31, 2017
2018	Ps.	7,739	Ps.	(20)	Ps.	172

20.4 Options to purchase foreign currency

The Company has executed call option and collar strategies to reduce its exposure to the risk of exchange rate fluctuations. A call option is an instrument that limits the loss in case of foreign currency depreciation. A collar is a strategy that combines call and put options, limiting the exposure to the risk of exchange rate fluctuations in a similar way as a forward agreement.

These instruments have been designated as cash flow hedges and are recognized in the consolidated statement of financial position at their estimated fair value which is determined based on prevailing market exchange rates to terminate the contracts at the end of the period. Changes in the fair value of these options, corresponding to the intrinsic value, are initially recorded as part of “cumulative other comprehensive income”. Changes in the fair value, corresponding to the extrinsic value, are recorded in the consolidated income statements under the caption “market value gain/ (loss) on financial instruments,” as part of the consolidated net income. Net gain/(loss) on expired contracts including the net premium paid, is recognized as part of cost of goods sold when the hedged item is recorded in the consolidated income statements.

At December 31, 2018, the Company paid a net premium of Ps. 43 million for the following outstanding collar options to purchase foreign currency:

Maturity Date	Notional Amount		Fair Value Liability December 31, 2018		Fair Value Asset December 31, 2018
2019	Ps.	1,734	Ps.	(33)	Ps.	57

At December 31, 2017, the Company paid a net premium of Ps. 7 million for the following outstanding collar options to purchase foreign currency:

Maturity Date	Notional Amount		Fair Value Liability December 31, 2017	Fair Value Asset December 31, 2017
2018	Ps.	266	Ps. (5)	Ps.	17

20.5 Cross-currency swaps

The Company has contracted for a number of cross-currency swaps to reduce its exposure to risks of exchange rate and interest rate fluctuations associated with its borrowings denominated in U.S. dollars and other foreign currencies. Cross-Currency swaps contracts are designated as hedging instruments through which the Company changes the debt profile to its functional currency to reduce exchange exposure.

These instruments are recognized in the consolidated statement of financial position at their estimated fair value which is estimated using formal technical models. The valuation method involves discounting to present value the expected cash flows of interest, calculated from the rate curve of the cash foreign currency, and expresses the net result in the reporting currency. These contracts are designated as financial instruments at fair value through profit or loss. The fair values changes related to those cross-currency swaps are recorded under the caption “market value gain (loss) on financial instruments,” net of changes related to the long-term liability, within the consolidated income statements.

The Company has cross-currency contracts designated as cash flow hedges and are recognized in the consolidated statement of financial position at their estimated fair value. Changes in fair value are recorded in cumulative other comprehensive income, net of taxes until such time as the hedge amount is recorded in the consolidated income statement.

At December 31, 2018, the Company had the following outstanding cross – currency swap agreements:

Maturity Date	Notional Amount		Fair Value Liability 2018		Fair Value Asset December 31, 2018
2019	Ps.	4,738	Ps.	—	Ps.	502
2020		18,126		(378)		1,015
2021		4,774		—		615
2023		396		(7)		—
2026		23,948		(396)		7,818
2027		813		(154)		—
2028		6,889		(42)		202

At December 31, 2017, the Company had the following outstanding cross – currency swap agreements:

Maturity Date	Notional Amount		Fair Value Liability 2017		Fair Value Asset December 31, 2017
2018	Ps.	24,760	Ps.	(3,878)	Ps.	—
2019		6,263		(205)		—
2020		18,428		(927)		567
2021		4,853		(12)		24
2023		14,446		—		8,336
2026		888		(192)		—
2027		6,907		—		51

20.6 Commodity price contracts

The Company has entered into various commodity price contracts to reduce its exposure to the risk of fluctuation in the costs of certain raw material. The fair value is estimated based on the market valuations to terminate the contracts at the end of the period. These instruments are designated as Cash Flow Hedges and the changes in the fair value are recorded as part of “cumulative other comprehensive income.”

The fair value of expired commodity price contract was recorded in cost of goods sold where the hedged item was recorded also in cost of goods sold.

At December 31, 2018, Coca-Cola FEMSA had the following sugar price contracts:

Maturity Date	Notional Amount		Fair Value Asset December 31 2018
2019	Ps.	1,223	Ps.	(88)

At December 31, 2017, Coca-Cola FEMSA had the following sugar price contracts:

Maturity Date	Notional Amount		Fair Value Asset (Liability) December 31, 2017
2018	Ps.	992	Ps.	(7)
2019		150		3

At December 31, 2018, Coca-Cola FEMSA had the following aluminum price contracts:

Maturity Date	Notional Amount		Fair Value Liability December 31, 2018
2019	Ps.	265	Ps.	(17)

At December 31, 2018, Coca-Cola FEMSA had the following PX+MEG contracts:

Maturity Date	Notional Amount		Fair Value Liability December 31, 2018
2019	Ps.	1,303	Ps.	(131)

20.7 Option embedded in the Promissory Note to fund the Vonpar’s acquisition

As disclosed in Note 4.1.3, on December 6, 2016, as part of the purchase price paid for the Coca-Cola FEMSA’s acquisition of Vonpar, Spal issued and delivered a three-year promissory note to the sellers, for a total amount of 1,166 million Brazilian reais. On November 14, 2018 Coca-Cola FEMSA prepaid an amount for 393 million of Brazilian real (Ps. 2,079) and the amount left as of December 31, 2018 is 916 million of Brazilian reais (approximately Ps. 4,652). The promissory note bears interest at an annual rate of 0.375% and is denominated and payable in Brazilian reais. The promissory note is linked to the performance of the exchange rate between the Brazilian real and the U.S. dollar. As a result, the principal amount under the promissory note may be increased or reduced based on the depreciation or appreciation of the Brazilian real relative to the U.S. dollar. The holders of the promissory note have an option, that may be exercised prior to the scheduled maturity of the promissory note, to capitalize the Mexican peso amount equivalent to the amount payable under the promissory note into a recently incorporated Mexican company which would then be merged into the Coca-Cola FEMSA in exchange for Series L shares at a strike price of Ps. 178.5 per share. Such capitalization and issuance of new Series L shares is subject to Coca-Cola FEMSA having a sufficient number of Series L shares available for issuance.

Coca-Cola FEMSA uses Black & Scholes valuation technique to measure the call option at fair value. The call option had an estimated fair value of Ps. 343 million at inception of the option and Ps. 14 and Ps. 242 million as of December 31, 2018 and 2017, respectively. The option is recorded as part of the Promissory Note disclosed in Note 18.

Coca-Cola FEMSA estimates that the call option is “out of the money” as of December 31, 2018 and 2017 by approximately 49.8% and 30.4% or U.S. $111 million and U.S. $82 million with respect to the strike price.

20.8 Net effects of expired contracts that met hedging criteria

	Impact in Consolidated Income Statement	2018		2017		2016
Cross currency swap (1)	Interest expense	Ps.	157	Ps.	2,102	Ps.	—
Cross currency swap (1)	Foreign exchange		642		—		—
Forward agreements to purchase foreign currency	Foreign exchange		(87)		(40)		160
Commodity price contracts	Cost of goods sold		(258)		(6)		(241)
Options to purchase foreign currency	Cost of goods sold		(8)		—		—
Forward agreements to purchase foreign currency	Cost of goods sold		240		89		(45)

(1)	This amount corresponds to the settlement of cross currency swaps portfolio in Brazil presented as part of the other financial activities.

20.9 Net effect of changes in fair value of derivative financial instruments that did not meet the hedging criteria for accounting purposes.

As of December 31, 2018 The Company does not have net effects of changes in fair value of derivative financial instruments that did not meet the hedging criteria for accounting purposes.

20.10 Net effect of expired contracts that did not meet the hedging criteria for accounting purposes

	Impact in Consolidated Income Statement	2018		2017
Cross-currency swaps	Market value gain on financial instruments	Ps.	—	Ps.	(438)

20.11 Risk management

The Company has exposure to the following financial risks:

•	Market risk;

•	Interest rate risk;

•	Liquidity risk; and

•	Credit risk,

The Company determines the existence of an economic relationship between the hedging instruments and the hedged item based on the currency, amount and timing of their respective cash flows. The Company evaluates whether the derivative designated in each hedging relationship is expected to be effective and that it has been effective to offset changes in the cash flows of the hedged item using the hypothetical derivative method.

In these hedging relationships, the main sources of inefficiency are:

•

The effect of the credit risk of the counterparty and the Company on the fair value of foreign currency forward contracts which is not reflected in the change in the fair value of the hedged cash flows attributable to change in the types of change; and

•	Changes in the periodicity of covered.

20.11.1 Market risk

Market risk is the risk that the fair value of future cash flow of a financial instrument will fluctuate because of changes in market prices. Market prices include currency risk and commodity price risk.

The Company’s activities expose it primarily to the financial risks of changes in foreign currency exchange rates and commodity prices. The Company enters into a variety of derivative financial instruments to manage its exposure to foreign currency risk, and commodity prices risk including:

•	Forward Agreements to Purchase Foreign Currency in order to reduce its exposure to the risk of exchange rate fluctuations.

•	Cross-Currency Swaps in order to reduce its exposure to the risk of exchange rate fluctuations.

•	Commodity price contracts in order to reduce its exposure to the risk of fluctuation in the costs of certain raw materials.

The Company tracks the fair value (mark to market) of its derivative financial instruments and its possible changes using scenario analyses.

The following disclosures provide a sensitivity analysis of the market risks management considered to be reasonably possible at the end of the reporting period based on a stress test of the exchange rates according to an annualized volatility estimated with historic prices obtained for the underlying asset over a period of time, in the cases of derivative financial instruments related to foreign currency risk, which the Company is exposed to as it relates to in its existing hedging strategy:

Foreign Currency Risk	Change in Exchange Rate	Effect on Equity
2018
FEMSA (1)	+12 MXN/EUR	Ps.	(116)
	-12% MXN/EUR		116
Coca-Cola FEMSA	+13% MXN/USD		668
	-13% MXN/USD		(668)

	+16% BRL/USD		413
	-16% BRL/USD		(413)
	+8% UYU/USD		46
	-8% UYU/USD		(46)
	+12% COP/USD		2
	-12% COP/USD		(2)
	+27% ARS/USD		522
	-27% ARS/USD		(522)

Foreign Currency Risk	Change in Exchange Rate	Effect on Equity
2017
FEMSA (1)	+13% MXN/EUR	Ps.	(141)
	-13% MXN/EUR		141
	+8% CLP/USD		2
	-8% CLP/USD		(2)
Coca-Cola FEMSA	+12% MXN/USD		626
	-12% MXN/USD		(625)
	+14% BRL/USD		234
	-14% BRL/USD		(234)
	+9% COP/USD		73
	-9% COP/USD		(73)
	+10% ARS/USD		29
	-10% ARS/USD		(29)
2016
FEMSA (1)	+17% MXN/EUR	Ps.	(293)
	-17% MXN/EUR		293
	+11% CLP/USD		12
	-11% CLP/USD		(12)
Coca-Cola FEMSA	+18% BRL/USD		203
	-18% BRL/USD		(203)
	+17% MXN/USD		916
	-17% MXN/USD		(916)
	+18% COP/USD		255
	-18% COP/USD		(255)

(1)	Does not include Coca-Cola FEMSA.

Cross Currency Swaps (1) (2)	Change in Exchange Rate	Effect on Equity		Effect on Profit or Loss
2018
FEMSA (3)	+10% CLP/USD	Ps.	—	Ps.	368
	-10% CLP/USD		—		(368)
	+13% MXN/USD		—		2,706
	-13% MXN/USD		—		(2,706)
	+12% COP/USD		—		283
	-12% COP/USD		—		(283)
	+15% MXN/BRL		—		27
	-15% MXN/BRL		—		(27)
Coca-Cola FEMSA	+13% MXN/USD		3,130		—
	-13% MXN/USD		(3,130)		—
	+16% BRL/USD		9,068		—
	-16% BRL/USD		(9,068)		—
2017
FEMSA (3)	+8% CLP/USD	Ps.	—	Ps.	373
	-8% CLP/USD		—		(373)
	+12% MXN/USD		—		3,651
	-12% MXN/USD		—		(3,651)
	+9% COP/USD		—		304
	-9% COP/USD		—		(304)
	+14% MXN/BRL		—		23
	-14% MXN/BRL		—		(23)
Coca-Cola FEMSA	+12% MXN/USD		3,540		—
	-12% MXN/USD		(3,540)		—
	+14% BRL/USD		7,483		—
	-14% BRL/USD		(7,483)		—
2016
FEMSA (3)	+11% CLP/USD	Ps.	—	Ps.	549
	-11% CLP/USD		—		(549)
	+17% MXN/USD		—		3,836
	-17% MXN/USD		—		(3,836)
Coca-Cola FEMSA	+18% COP/USD		—		448
	-18% COP/USD		—		(448)
	+17% MXN/USD		3,687		1,790
	-17% MXN/USD		(3,687)		(1,790)
	+18% BRL/USD		9,559		—
	-18% BRL/USD		(9,559)		—

(1)	The sensitivity analysis effects include all subsidiaries of the Company.
(2)	Includes the sensitivity analysis effects of all derivative financial instruments related to foreign exchange risk.
(3)	Does not include Coca-Cola FEMSA.

Net Cash in Foreign Currency (1)	Change in Exchange Rate	Effect on Profit or Loss
2018
FEMSA (2)	+12% EUR/+13 % USD	Ps.	8,596
	-12% EUR/-13 % USD		(8,596)
Coca-Cola FEMSA	+13% USD		1,868
	-13% USD		(1,868)
2017
FEMSA (2)	+13% EUR/+12% USD	Ps.	8,077
	-13% EUR/-12% USD		(8,077)
Coca-Cola FEMSA	+12% USD		(553)
	-12% USD		553
2016
FEMSA (2)	+17% EUR/+17% USD	Ps.	3,176
	-17% EUR/-17% USD		(3,176)
Coca-Cola FEMSA	+17% USD		(105)
	-17% USD		105

(1)	The sensitivity analysis effects include all subsidiaries of the Company.
(2)	Does not include Coca-Cola FEMSA.

Commodity Price Contracts (1)	Change in U.S.$ Rate	Effect on Equity
2018
Coca-Cola FEMSA	Sugar - 30%	Ps.	(341)
	Aluminum - 22%	Ps.	(55)
2017
Coca-Cola FEMSA	Sugar - 30%	Ps.	(32)
2016
Coca-Cola FEMSA	Sugar - 33%	Ps.	(310)
	Aluminum -16%		(13)

(1)	Effects on commodity price contracts are only in Coca-Cola FEMSA.

20.11.2 Interest rate risk

Interest rate risk is the risk that the fair value or future cash flow of a financial instrument will fluctuate because of changes in market interest rates.

The Company is exposed to interest rate risk because it and its subsidiaries borrow funds at both fixed and variable interest rates. The risk is managed by the Company by maintaining an appropriate mix between fixed and variable rate borrowings, and by the use of the different derivative financial instruments. Hedging activities are evaluated regularly to align with interest rate views and defined risk appetite, ensuring the most cost-effective hedging strategies are applied.

The following disclosures provide a sensitivity analysis of the interest rate risks management considered to be reasonably possible at the end of the reporting period, which the Company is exposed to as it relates to its fixed and floating rate borrowings, which it considers in its existing hedging strategy:

Interest Rate Swap (1)	Change in Bps.		Effect on Equity
2018
FEMSA (2)	(100 Bps.	)	Ps.	(359)
Coca-Cola FEMSA	(100 Bps.	)		(1,976)
2017
FEMSA (2)	(100 Bps.	)	Ps.	(452)
Coca-Cola FEMSA	(100 Bps.	)		(234)
2016
FEMSA (2)	(100 Bps.	)	Ps.	(550)

(1)	The sensitivity analysis effects include all subsidiaries of the Company.
(2)	Does not include Coca-Cola FEMSA.

Interest Effect of Unhedged Portion Bank Loans	2018		2017		2016
Change in interest rate		+100 Bps.		+100 Bps.		+100 Bps.
Effect on profit loss	Ps.	145	Ps.	(251)	Ps.	(354)

20.11.3 Liquidity risk

Each of the Company’s sub-holding companies generally finances its operational and capital requirements on an independent basis. As of December 31, 2018 and 2017, 68.2% and 64.3%, respectively of the Company’s outstanding consolidated total indebtedness was at the level of its sub-holding companies. This structure is attributable, in part, to the inclusion of third parties in the capital structure of Coca-Cola FEMSA. Currently, the Company’s management expects to continue financing its operations and capital requirements when it is considering domestic funding at the level of its sub-holding companies, otherwise; it is generally more convenient that its foreign operations would be financed directly through the Company because of better market conditions obtained by itself. Nonetheless, sub-holdings companies may decide to incur indebtedness in the future to finance their own operations and capital requirements of the Company’s subsidiaries or significant acquisitions, investments or capital expenditures. As a holding company, the Company depends on dividends and other distributions from its subsidiaries to service the Company’s indebtedness.

The Company’s principal source of liquidity has generally been cash generated from its operations. The Company has traditionally been able to rely on cash generated from operations because a significant majority of the sales of Coca-Cola FEMSA and FEMCO – Proximity, FEMCO – Health and FEMCO – Fuel Divisions are on a cash or short-term credit basis, and FEMSA Comercio’s OXXO stores are able to finance a significant portion of their initial and ongoing inventories with supplier credit. The Company’s principal use of cash has generally been for capital expenditure programs, acquisitions, debt repayment and dividend payments.

Ultimate responsibility for liquidity risk management rests with the Company’s board of directors, which has established an appropriate liquidity risk management framework for the management of the Company’s short-, medium- and long-term funding and liquidity requirements. The Company manages liquidity risk by maintaining adequate cash reserves and continuously monitoring forecast and actual cash flows, and with a low concentration of maturities per year.

The Company has access to credit from national and international banking institutions in order to meet treasury needs; besides, the Company has the highest rating for Mexican companies (AAA) given by independent rating agencies, allowing the Company to evaluate capital markets in case it needs resources.

As part of the Company’s financing policy, management expects to continue financing its liquidity needs with cash from operations. Nonetheless, as a result of regulations in certain countries in which the Company operates, it may not be beneficial practicable to remit cash generated in local operations to fund cash requirements in other countries. In the event that cash from operations in these countries is not sufficient to fund future working capital requirements and capital expenditures, management may decide, or be required, to fund cash requirements in these countries through local borrowings rather than remitting funds from another country. In the future the Company management may finance its working capital and capital expenditure needs with short-term or other borrowings.

The Company’s management continuously evaluates opportunities to pursue acquisitions or engage in joint ventures or other transactions. We would expect to finance any significant future transactions with a combination of cash from operations, long-term indebtedness and capital stock.

The Company’s sub-holding companies generally incur short-term indebtedness in the event that they are temporarily unable to finance operations or meet any capital requirements with cash from operations. A significant decline in the business of any of the Company’s sub-holding companies may affect the sub-holding company’s ability to fund its capital requirements. A significant and prolonged deterioration in the economies in which we operate or in the Company’s businesses may affect the Company’s ability to obtain short-term and long-term credit or to refinance existing indebtedness on terms satisfactory to the Company’s management.

The Company presents the maturity dates associated with its long-term financial liabilities as of December 31, 2018, see Note 18. The Company generally makes payments associated with its long-term financial liabilities with cash generated from its operations.

The following table reflects all contractually fixed pay-offs for settlement, repayments and interest resulting from recognized financial liabilities. It includes expected net cash outflows from derivative financial liabilities that are in place as of December 31, 2018. Such expected net cash outflows are determined based on each particular settlement date of an instrument. The amounts disclosed are undiscounted net cash outflows for the respective upcoming fiscal years, based on the earliest date on which the Company could be required to pay. Cash outflows for financial liabilities (including interest) without fixed amount or timing are based on economic conditions (like interest rates and foreign exchange rates) existing at December 31, 2018.

	2019		2020		2021		2022		2023		2024 and thereafter
Non-derivative financial liabilities:
Notes and bonds	Ps.	5,859	Ps.	11,105	Ps.	3,812	Ps.	2,867	Ps.	63,086	Ps.	50,681
Loans from banks		9,373		2,885		10,619		1,075		541		24
Obligations under finance leases		152		135		70		16		—		—
Derivative financial liabilities		633		913		554		34		(11,709)		160

The Company generally makes payments associated with its non-current financial liabilities with cash generated from its operations.

20.11.4 Credit risk

Credit risk refers to the risk that a counterparty will default on its contractual obligations resulting in financial loss to the Company. The Company has adopted a policy of only dealing with creditworthy counterparties, where appropriate, as a means of mitigating the risk of financial loss from defaults. The Company only transacts with entities that are rated the equivalent of investment grade and above. This information is supplied by independent rating agencies where available and, if not available, the Company uses other publicly available financial information and its own trading records to rate its major customers. The Company’s exposure and the credit ratings of its counterparties are continuously monitored, and the aggregate value of transactions concluded is spread amongst approved counterparties. Credit exposure is controlled by counterparty limits that are reviewed and approved by the risk management committee.

The Company has a high receivable turnover; hence management believes credit risk is minimal due to the nature of its businesses, which have a large portion of their sales settled in cash. The Company’s maximum exposure to credit risk for the components of the statement of financial position at December 31, 2018 and 2017 is the carrying amounts, see Note 7.

The Company manages the credit risk related to its derivative portfolio by only entering into transactions with reputable and credit-worthy counterparties as well as by maintaining in some cases a Credit Support Annex (“CSA”) that establishes margin requirements, which could change upon changes to the credit ratings given to the Company by independent rating agencies. As of December 31, 2018, the Company concluded that the maximum exposure to credit risk related with derivative financial instruments is not significant given the high credit rating of its counterparties.

20.12 Cash flows hedges

As of December 31, 2018, the Company’s financial instruments used to hedge its exposure to foreign exchange rates and interest rates as follows:

	Maturity
	1-6 months		6-12 months		More than 12
Foreign exchange currency risk
Foreign exchange currency forward contracts
Net exposure	Ps.	1,022	Ps.	—	Ps.	—
Average exchange rate MXN/EUR		23.78		—		—
Net exposure		3,484		683		—
Average exchange rate MXN/USD		20.19		20.75		—
Net exposure		805		337		—
Average exchange rate BRL/USD		3.75		3.83		—
Net exposure		429		63		—
Average exchange rate COP/USD		2,851		2,976		—
Net exposure		339		—		—
Average exchange rate ARS/USD		43.31		—		—
Net exposure		196		159		—
Average exchange rate URY/USD		32.9		33.97		—
Foreign exchange currency swap contracts
Net exposure		—		—		31,172
Average exchange rate MXN/USD		—		—		16.08
Net exposure		—		4,652		18,042
Average exchange rate BRL/USD		—		3.36		3.59
Net exposure		—		86		79
Average exchange rate BRL/MXN		—		0.18		0.19
Net exposure		—		—		1,928
Average exchange rate COP/USD		—		—		3,043.59
Net exposure		—		—		3,725
Average exchange rate CLP/USD		—		—		693.10
Interest rate risk
Interest rate swaps
Net exposure		—		4,013		8,594
Interest rate average BRL		—		6.29%		8.15%
Net exposure		—		—		11,403
Interest rate average MXN		—		—		7.17%
Net exposure		19		—		2,828
Average exchange rate CLP		6.45%		—		5.56%
Commodities risk
Aluminum		189		75,250		—
Average price (USD/Ton)		1,975		1,986		—
Sugar		725		498		—
Average price (USD cent/Lb)		12.86		13.11		—
PX+MEG		739		565		—
Average price (USD /Ton)		1,077		1,040		—

As of December 31, 2017, the Company financial instruments used to hedge its exposure to foreign exchange rates and interest rates were as follows:

	Maturity
	1-6 months		6-12 months		More than 12
Foreign exchange currency risk
Foreign exchange currency forward contracts
Net exposure	Ps.	833	Ps.	—	Ps.	—
Average exchange rate MXN/EUR		23.81		—		—
Net exposure		3,391		978		—
Average exchange rate MXN/USD		19.62		19.42		—
Net exposure		1,332		136		—
Average exchange rate BRL/USD		3.22		3.25		—
Net exposure		647		116		—
Average exchange rate COP/USD		3,017		3,014		—
Net exposure		280		—		—
Average exchange rate ARS/USD		18.56		—		—
Net exposure		23		—		—
Average exchange rate CLP/USD		640.12		—		—
Foreign exchange currency swap contracts				—
Net exposure		—		—		31,222
Average exchange rate MXN/USD		—		—		16.08
Net exposure		6,414		17,389		14,880
Average exchange rate BRL/USD		3.82		3.83		3.37
Net exposure		64		95		—
Average exchange rate BRL/MXN		—		—		—
Net exposure		—		249		1,695
Average exchange rate COP/USD		—		3,034.35		2,999.60
Net exposure		—		—		3,989
Average exchange rate CLP/USD		—		—		691.85
Interest rate risk
Interest rate swaps
Net exposure		—		—		11,025
Interest rate average BRL		—		—		7.58%
Net exposure		—		—		11,403
Interest rate average MXN		—		—		7.17%
Net exposure		—		—		3,515
Interest rate average CLP		—		—		5.35%
Commodities risk
Sugar		710		428		—
Average price (USD cent/Lb)		14.79		15.23		—

As of December 31, 2018, the Company maintained the following cash flows hedge exposures:

	Cash flow hedge reserve	Cash flow hedge costs	Remained balances of cash flow hedge reserve from which hedging accounting is not applied
Foreign exchange currency risk
Purchase of stock	1	22	—

As of December 31, 2017, the Company maintained the following cash flows hedge exposures:

	Cash flow hedge reserve	Cash flow hedge costs	Remained balances of cash flow hedge reserve from which hedging accounting is not applied
Foreign exchange currency risk
Purchase of stock	—	11	—

As of December 31, 2018, cash flows financial instruments amounts and its related non-effective portion is included were follows:

	Notional	Assets		Liabilities		Financial position name in which is included the cash flow hedge
Foreign exchange currency risk Forward contracts: Net sales, trade receivables and borrowings	1,022	Ps.	24	Ps.	—	Other investments including financial derivatives (assets), trade payable (liabilities)
Purchase of stock	4,786		109		(66)
Exchange rate swaps	36,990		8,564		(587)
Interest rate risk
Swap interest rate	14,250		1,143		(109)	Other investments including financial derivatives (assets), trade payable (liabilities) trade payable (liabilities)
Commodities risk
Aluminum	265		—		(17)
Sugar	1,223		—		(88)
PX+MEG	1,303		—		(131)

	Changes in value of the financial instrument recognized in OCI	Non- effective portion recognized in profit and loss	Profit and loss category in which is included the non-effective portion	Hedging costs included in the OCI	Amount of hedging reserve transferred to the cost of inventory	Amount of hedging reserve costs transferred to the cost of inventory	Hedging reserve amount reclassified to profit and loss	Profit and loss category impacted due to the reclassification
Foreign exchange currency risk
Forward contracts: Net sales, trade receivables and borrowings	40	—	—	—	—	—	(87)	Foreign exchange
Purchase of stock	113	—	—	22,069	23,862	(7,575)	—	—
Exchange rate swaps	45	42	Other financial costs	—	—	133	—	Other financial costs

Interest rate risk
Swap interest rate	(189)	—	—	—	—	—	—	—

Commodities risk
Aluminum	(17)	—	—	—	(5,396)	—	—	—
Sugar	(84)	—	—	—	(277,439)	—	—	—
PX+MEG	(131)	—	—	—	25,091	—	—	—

As of December 31, 2018, a reconciliation per category of equity components and an analysis of OCI components, net of tax; generated by the cash flow hedges were as follows:

	Hedging reserve		Costs of hedging reserve
Balances at beginning of the period	Ps.	1,384	Ps.	12
Cash flows hedges
Fair value changes:
Foreign exchange currency risk – Purchase of stock		(132)		12
Foreign exchange currency risk – Other stock		(462)		—
Interest rate risk		(273)		—
The amounts included in non-financial costs:
Taxes due to changes in reserves during the period		294		—

Balances at the end of the period	Ps.	812	Ps.	24